Financial instruments and risk management - Fair Value Estimation, Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total equity	£ 75,710	£ 67,401	£ 62,955	£ 64,160
Hedging reserve
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total equity	(327)	(363)	£ (504)	£ (346)
Cash flow hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve	(464)	(538)
Cash flow hedges | Currency Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve	£ (99)	£ 116
Long-term Borrowings | Net investment hedges (non-derivative related)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Nominal amount of hedging instrument	389	368
Changes in fair value used for calculating hedge ineffectiveness	£ 21	£ (24)